Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return(3) ($)	Net Income (Loss)(4) ($ Millions)

2024	2,457,450	3,965,784	1,152,736	1,684,478	13.60	(98)
2023	2,392,272	(340,197)	1,043,352	258,128	7.24	(258)
2022	4,806,435	967,855	1,470,480	535,641	41.87	(192)

Named Executive Officers, Footnote	Alexander D. Macrae was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2022	2023	2024

Prathyusha Duraibabu	Prathyusha Duraibabu	Nathalie Dubois-Stringfellow
D. Mark McClung	Nathalie Dubois-Stringfellow	Prathyusha Duraibabu
R. Andrew Ramelmeier	Jason D. Fontenot	Scott B. Willoughby
Jason D. Fontenot	D. Mark McClung

PEO Total Compensation Amount	$ 2,457,450	$ 2,392,272	$ 4,806,435
PEO Actually Paid Compensation Amount	$ 3,965,784	(340,197)	967,855
Adjustment To PEO Compensation, Footnote	Compensation actually paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” column are the totals from the “Stock Awards and Option Awards” columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Adjustment Values for PEO ($)	Compensation Actually Paid to PEO ($)

2024	2,457,450	(909,400)	2,417,734	3,965,784

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Adjustment Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	1,152,736	(323,974)	855,716	1,684,478
The amounts in the “Inclusion of Equity Adjustment Values” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO(*) ($)	Total - Inclusion of Equity Adjustment Values for PEO ($)

2024	2,040,000	217,600	160,134	2,417,734

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs(*) ($)	Total - Average Inclusion of Equity Adjustment Values for Non-PEO NEOs ($)

2024	726,750	29,875	99,091	855,716

Non-PEO NEO Average Total Compensation Amount	$ 1,152,736	1,043,352	1,470,480
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,684,478	258,128	535,641
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” column are the totals from the “Stock Awards and Option Awards” columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Adjustment Values for PEO ($)	Compensation Actually Paid to PEO ($)

2024	2,457,450	(909,400)	2,417,734	3,965,784

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Adjustment Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	1,152,736	(323,974)	855,716	1,684,478
The amounts in the “Inclusion of Equity Adjustment Values” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO(*) ($)	Total - Inclusion of Equity Adjustment Values for PEO ($)

2024	2,040,000	217,600	160,134	2,417,734

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs(*) ($)	Total - Average Inclusion of Equity Adjustment Values for Non-PEO NEOs ($)

2024	726,750	29,875	99,091	855,716

Equity Valuation Assumption Difference, Footnote	In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under generally accepted accounting principles in the United States of America. For options, fair values were estimated using the Black-Scholes formula. The range of estimates used in the option fair value calculations are for 2024, expected life between 3.0 years – 4.5 years, volatility between 50% - 108%, dividend yield of 0%, and risk-free interest rate between 3.0% - 4.8%.
(3)Total stockholder return, or TSR, is determined based on the value of an initial fixed investment of $100 on December 31, 2021. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(4)The amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable year.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 13.60	7.24	41.87
Net Income (Loss)	$ (98,000,000)	$ (258,000,000)	$ (192,000,000)
PEO Name	Alexander D. Macrae
Additional 402(v) Disclosure
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between Company performance and executive compensation for our principal executive officer, or PEO, and our non-PEO NEOs. As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S‑K applicable to “smaller reporting companies,” we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.
For additional information about our pay-for-performance philosophy and how we align executive compensation with Company performance, see the section under the heading “—Introduction—Overview of our Executive Compensation Program.”
Required Tabular Disclosure of Pay Versus Performance

The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” is required by the SEC’s rules and, as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually earned, realized or received by the individuals and the compensation decisions described in the section entitled “Executive Compensation.”
All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Equity Valuation Assumption, Expected Term, Options, Minimum	3 years
Equity Valuation Assumption, Expected Term, Options, Maximum	4 years 6 months
Equity Valuation Assumption, Volatility, Options, Minimum	50.00%
Equity Valuation Assumption, Volatility, Options, Maximum	108.00%
Equity Valuation Assumption, Dividend Yield, Options	0.00%
Equity Valuation Assumption, Risk Free Interest Rate, Options, Minimum	3.00%
Equity Valuation Assumption, Risk Free Interest Rate, Options, Maximum	4.80%
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (909,400)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,417,734
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,040,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	217,600
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	160,134
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(323,974)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	855,716
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	726,750
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,875
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 99,091